INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 SFL West Polaris [Member]	Mar. 31, 2012 SFL West Polaris [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]	Mar. 31, 2013 SFL Deepwater [Member] subsidiaries drilling_rigs	Mar. 31, 2012 SFL Deepwater [Member]	Dec. 31, 2012 SFL Deepwater [Member]	Sep. 30, 2008 SFL Deepwater [Member]	Mar. 31, 2013 Bluelot and Corte Real [Member] Twenty_Foot_Equivalent_Unit	Mar. 31, 2013 Bluelot Shipping Company [Member]	Mar. 31, 2012 Bluelot Shipping Company [Member]	Dec. 31, 2012 Bluelot Shipping Company [Member]	Mar. 31, 2013 SFL Corte Real [Member]	Mar. 31, 2012 SFL Corte Real [Member]	Dec. 31, 2012 SFL Corte Real [Member]	Mar. 31, 2013 Total [Member]	Dec. 31, 2012 Total [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee				100.00%	100.00%	100.00%		100.00%	100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets				$ 51,325,000		$ 52,776,000		$ 148,041,000		$ 145,390,000			$ 4,540,000		$ 3,998,000	$ 4,494,000		$ 3,950,000	$ 208,400,000	$ 206,114,000
Non-current assets				484,409,000		488,297,000		960,211,000		994,390,000			0		0	0		0	1,444,620,000	1,482,687,000
Total assets				535,734,000		541,073,000		1,108,252,000		1,139,780,000			4,540,000		3,998,000	4,494,000		3,950,000	1,653,020,000	1,688,801,000
Current liabilities				40,555,000		40,138,000		798,875,000		828,712,000			0		0	0		0	839,430,000	868,850,000
Non-current liabilities				420,641,000		427,010,000		149,493,000		160,050,000			0		0	0		0	570,134,000	587,060,000
Total liabilities				461,196,000		467,148,000		948,368,000		988,762,000			0		0	0		0	1,409,564,000	1,455,910,000
Total stockholders' equity				74,538,000		73,925,000		159,884,000		151,018,000			4,540,000		3,998,000	4,494,000		3,950,000	243,456,000	232,891,000
Statement of operations information [Abstract]
Operating revenues	32,149,000	38,493,000	146,263,000	6,151,000	10,779,000	37,421,000		16,450,000	18,003,000	69,508,000			4,776,000	4,846,000	19,612,000	4,772,000	4,865,000	19,722,000
Net operating revenues	23,659,000	29,885,000	111,434,000	6,141,000	10,777,000	37,418,000		16,432,000	17,997,000	69,485,000			543,000	556,000	2,266,000	543,000	555,000	2,265,000
Net income	8,512,000	11,441,000	43,492,000	613,000	2,940,000	10,719,000		6,813,000	7,390,000	28,243,000			543,000	556,000	2,266,000	543,000	555,000	2,264,000
Term loan facility, principal amount						420,000,000	700,000,000				1,400,000,000
Debt instrument, term						5 years
Oustanding debt	1,696,091,000		1,831,200,000	414,000,000				792,100,000
Term loan facility, amount guaranteed				100,000,000							200,000,000
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method								2
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis								2
Capacity of leased-in container vessels (in Twenty-foot equivalent units - TEU)												13,800
Cost of each vessel leased by the equity method investees from a third party												171,000,000
Amount of investment loan provided by reporting entity to third party for part-financing of each vessel leased to equity method investees												25,000,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties												60,000,000
Term of lease												15 years
Purchase price of vessel-owning entity pursuant to options of lessee												$ 2,600,000